Condensed Financial Information (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheets
Condensed Balance Sheets

	December 31,
	2014	2013
Assets
Cash and due from banks	$3,847,179	$3,479,895
Investment in common stock of subsidiary	41,012,112	37,426,345
Loan receivable from subsidiary	254,385	291,037
Other assets	96,993	130,137

Total assets	$45,210,669	$41,327,414

Liabilities
Other liabilities	$194,571	$188,618

Stockholders’ Equity	45,016,098	41,138,796

Total liabilities and stockholders’ equity	$45,210,669	$41,327,414

Schedule of Condensed Statements of Income and Comprehensive Income
Condensed Statements of Income and Comprehensive Income (Loss)

	Year Ending December 31,
	2014	2013
Income
Dividends from subsidiary	$2,000,000	$1,500,000
Other income	12,245	14,177

Total income	2,012,245	1,514,177

Expenses
Other expenses	707,692	465,624

Income Before Income Tax and Equity in Undistributed Income of Subsidiary	1,304,553	1,048,553

Income Tax Benefit	(271,357)	(182,847)

Income Before Equity in Undistributed Income of Subsidiary	1,575,910	1,231,400

Equity in Undistributed Income of Subsidiary	1,396,844	1,982,245

Net Income	$2,972,754	$3,213,645

Comprehensive Income (Loss)	$5,071,201	$(1,069,912)

Schedule of Condensed Statements of Cash Flows
Condensed Statements of Cash Flows

	Year Ending December 31,
	2014	2013
Operating Activities
Net income	$2,972,754	$3,213,645
Items not providing cash, net	(1,396,844)	(1,982,245)
Stock-based compensation expense	90,163	90,162
Change in other assets and liabilities, net	29,599	112,013

Net cash provided by operating activities	1,695,672	1,433,575

Investing Activity
Loan payment from subsidiary	36,652	35,527

Net cash provided by investing activities	36,652	35,527

Financing Activities
Dividends paid	(570,843)	(565,526)
Stock repurchase	(1,028,688)	(1,596,959)
Exercise of stock options	234,491	90,254

Net cash used in financing activities	(1,365,040)	(2,072,231)

Net Change in Cash and Cash Equivalents	367,284	(603,129)

Cash and Cash Equivalents at Beginning of Year	3,479,895	4,083,024

Cash and Cash Equivalents at End of Year	$3,847,179	$3,479,895